Share Based Payment (Details) - USD ($)				1 Months Ended													12 Months Ended
	Dec. 13, 2021	Dec. 09, 2021	Dec. 16, 2018	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Dec. 31, 2021
Share Based Payment (Details) [Line Items]
Description of employee share option plan																	●900,000 shares, plus●An annual increase to be added as of the first day of the Company’s fiscal year, beginning in 2022 and occurring each year thereafter through 2032, equal to 4% of the total number of ordinary shares issued and outstanding on a fully-diluted basis as of the end of the Company’s immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the board of directors in its sole discretion).
Shares reserved																	1,151,130
Ordinary shares future grant																	309,630
Number of shares options granted				108,000		21,000				12,000
Exercise price per share (in Dollars per share)				$ 3.51		$ 0.03				$ 1.61
Stock option vest term				3 years		7 months
Stock option granted share price description																	●10,500 options have an exercise price of $1.67 per share. The options vest immediately upon an IPO. ●6,000 options have an exercise price of $1.67 per share. The options vest on December 15, 2021. ●6,000 options have an exercise price of $1.67 per share. The options will on March 15, 2022.
Grant options value (in Dollars)						$ 200,000
Options which were exercised	961,440
Options were expired shares	20,130
Directors and management description	●108,000 RSUs to each of the Company’s Chief Executive Officer and Chief Financial Officer, which vest on a quarterly basis over 3 years, commencing December 13, 2021. ●192,000 options to the Chairman of the Board. The options vest over four years on a quarterly basis commencing October 1, 2021 at an exercise price equal to $3.51.
Warrant and underwriters description		On December 9, 2021, the underwriter (see Note 8i), partially exercised its right to purchase an additional 300,000 warrants for a total consideration of $3 thousands. The warrants have an exercise price of $6 per share and expire 5 years after the issuance date. These warrants were treated as issuance costs, which amounted to $681 thousand based on third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $259 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $422 thousand have been recorded in equity as a reduction of the share premium.Furthermore, as part of the offering, the Company issued 100,000 warrants to the underwriters as share-based issuance costs . The warrants have an exercise price of $7.5 per share and expire 5 years after date of issuance and can be exercised after June 8, 2022. These options were treated as issuance costs, which amounted to $217 thousand based on third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $82 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $135 thousand have been recorded in equity as a reduction of the share premium.															the Company also granted 100,000 warrants to the underwriters as non cash issuance cost compensation and the underwriter has exercised his option and purchased 300,000 warrants (refer to Note 9(18)). These warrants are still outstanding as of December 31, 2021.
Cost of capital percentage																	30.00%
Private transaction description				The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market.
Share based compensation amount (in Dollars)																	$ 557
Options Granted to Service Providers [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted				22,500			15,000	6,000	6,000	24,000		18,000			18,000	18,000
Exercise price per share (in Dollars per share)							$ 1.67	$ 0.03	$ 0.03			$ 1.61			$ 0.03	$ 0.03
Stock option vest term								4 years	4 years			1 year			2 years	2 years
Options vest percentage												50.00%
Stock option vest term thereafter												4 months
Options granted to service providers description										25% of the options vested immediately and the remaining options vest in four equal quarterly thereafter.●12,000 options have an exercise price of $0.03 per share. The options vest in four equal quarterly as of the date of grant.
Options Granted to Employee [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted					9,000						54,000			126,000
Exercise price per share (in Dollars per share)					$ 5.33									$ 0.03
Stock option vest term					3 years									3 years
Options granted to an employee description											●18,000 options have an exercise price of NIS 5 per share ($1.61 per share, based on the exchange rate reported by the Bank of Israel on December 31, 2021). 50% of the options vest after one year from the vesting commencement date and the remaining options vest in four equal quarterly thereafter.●36,000 options have an exercise price of $0.03 per share. 33% of the options vest after one year from the vesting commencement date and the remaining options vest in eight equal quarterly thereafter.
Options Granted to Director [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted													60,000	225,000			72,000
Exercise price per share (in Dollars per share)													$ 0.03	$ 0.03			$ 3.51
Stock option vest term													1 year	3 years
Share vest options														120,000
Bottom of Range [Member]
Share Based Payment (Details) [Line Items]
Grant date			3 years
Top of range [Member]
Share Based Payment (Details) [Line Items]
Grant date			10 years
2018 Plan [Member]
Share Based Payment (Details) [Line Items]
Percentage of share issued			4.00%
Percentage of share outstanding			4.00%
Grant date			10 years
Restricted Stock Units [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted																	216,000